Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 04, 2014
Registrant Name	dei_EntityRegistrantName	iShares U.S. ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001524513
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 04, 2014
Document Effective Date	dei_DocumentEffectiveDate	Apr. 04, 2014
Prospectus Date	rr_ProspectusDate	Feb. 05, 2014